PYXIS FUNDS II

Pyxis Alpha Trend Strategies Fund	Pyxis Small-Cap Equity Fund
Pyxis Alternative Income Fund	Pyxis Global Select Equity Fund
Pyxis Trend Following Fund	Pyxis International Equity Fund
Pyxis Core America Equity Fund	Pyxis Fixed Income Fund
Pyxis Dividend Equity Fund	Pyxis Tax-Exempt Fund
Pyxis Premier Growth Equity Fund	Pyxis Total Return Fund

(each, a “Fund”, collectively the “Funds”)

Supplement dated February 1, 2013 to the Summary Prospectuses and the Pyxis Funds II Prospectus and Statement of Additional Information

each dated February 1, 2013

This Supplement provides new and additional information beyond that contained in each Fund’s Summary Prospectus, the Funds’ Prospectus and the Funds’ Statement of Additional Information and should be read in conjunction with each Fund’s Summary Prospectus, the Funds’ Prospectus and the Funds’ Statement of Additional Information.

The following information supplements and supersedes any information to the contrary relating to each Fund, each a series of Pyxis Funds II, contained in each Fund’s Summary Prospectus, the Funds’ Prospectus and the Funds’ Statement of Additional Information, each dated and supplemented as noted above.

Effective until close of business on March 2, 2013, all references to PO Box 8656, Boston, Massachusetts 02266-8656 are deleted in their entirety and are replaced with PO Box 9840, Providence, RI 02940.

Effective until close of business on March 2, 2013, all references to Boston Financial Data Services, Inc. are deleted in their entirety and are replaced with BNY Mellon Investment Servicing, (US) Inc.

Effective until close of business on March 2, 2013, all references to 30 Dan Road, Suite #8656, Canton, MA 02021-2809 are deleted in their entirety and are replaced with 4400 Computer Drive, Westborough, MA 01581-1722.

Effective until close of business on March 2, 2013, all references to Boston Financial Data Services, Inc., 2000 Crown Colony Drive Quincy, Massachusetts 02169-09534 are deleted in their entirety and are replaced with BNY Mellon Investment Servicing, (US) Inc., PO Box 9840, Providence, RI 02940.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PYXIS FUNDS II

Pyxis Energy MLP Fund

(formerly Pyxis Energy and Materials Fund)

Supplement dated February 1, 2013 to the Summary Prospectus

and the Prospectus and Statement of Additional Information

each dated February 1, 2013

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information and should be read in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information.

The following information supplements and supersedes any information to the contrary relating to the Pyxis Energy MLP Fund (the “Fund”), a series of Pyxis Funds II, contained in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, each dated and supplemented as noted above.

Effective until close of business on March 2, 2013, all references to PO Box 8656, Boston, Massachusetts 02266-8656 are deleted in their entirety and are replaced with PO Box 9840, Providence, RI 02940.

Effective until close of business on March 2, 2013, all references to Boston Financial Data Services, Inc. are deleted in their entirety and are replaced with with BNY Mellon Investment Servicing, (US) Inc.

Effective until close of business on March 2, 2013, all references to 30 Dan Road, Suite #8656, Canton, MA 02021-2809 are deleted in their entirety and are replaced with 4400 Computer Drive, Westborough, MA 01581-1722.

Effective until close of business on March 2, 2013, all references to Boston Financial Data Services, Inc., 2000 Crown Colony Drive Quincy, Massachusetts 02169-09534 are deleted in their entirety and are replaced with BNY Mellon Investment Servicing, (US) Inc., PO Box 9840, Providence, RI 02940.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.